Non-current assets - intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 14,579	$ 15,918	$ 822
Patents and intellectual property [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles		250	820
Patents and intellectual property [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	2,851	2,851
Patents and intellectual property [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	(2,851)	(2,601)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles		5	$ 2
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles		11
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles		(6)
GDC licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	14,579	15,663
GDC licensing agreement [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	16,408	16,408
GDC licensing agreement [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (1,829)	$ (745)